Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2017
Transactions and Balances with Related Parties [Abstract]
Transactions and Balances with Related Parties

Note 11 - Transactions and Balances with Related Parties

In addition to their salaries, the Group also provides non-cash benefits to directors and executive officers, and contributes to a post-employment defined contribution plan on behalf of employees.

Certain executive officers are entitled to termination benefits of up to 6 monthly salaries or fees.

Executive officers also participate in the Group’s share option programs. For further information see Note 10 regarding share-based payments.

The Company made payments to key management personnel:

	For the year ended December 31
	2017	2016	2015
	USD thousands
Short - term employee benefits	2,522	1,336	1,207
Post-employment benefits	137	25	185
Share based payments	1,905	244	7
	4,564	1,605	1,399